Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Internal Revenue Service has determined and informed the Company, by a letter dated August 2, 2017, that the Plan and related trust are designed in accordance with the applicable sections of the IRC. Although the Plan has been amended since receiving the determination letter, the Plan Administrator believes that the Plan is designed and is currently operated in compliance with applicable requirements of the IRC and, therefore, believes that the Plan is qualified, and the related trust is tax-exempt.
GAAP requires the Plan sponsor to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Company has concluded that as of December 31, 2025, there were no uncertain positions taken or expected to be taken that would require recognition or other disclosure in the Plan’s financial statements.
The Plan is subject to routine audits by various taxing jurisdictions. There are currently no audits for any tax periods in progress. The plan administrator believes that the Plan is no longer subject to income tax examination for the years prior to 2022.